Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and expenses
Government grants	€ 1,958	€ 2,263	€ 2,152
Gain on disposal of property, plant and equipment	53	18	2
VAT refund from tax authorities	970
Others	793	613	238
Total other operating income	€ 3,774	€ 2,894	€ 2,392